Stockholders' Equity (Deficit)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stockholders' Equity (Deficit)

Note 10. Stockholders’ Equity (Deficit)

Stock Option Plan

The Company has adopted the 1999 Incentive Stock Plan, the 2010 Equity Incentive Plan, and the 2014 Equity Incentive Plan (together, the Plans). The 1999 Incentive Stock Plan expired in 2009, and the 2010 Equity Incentive Plan has been closed to new issuances. Therefore, the Company may issue options to purchase shares of common stock to employees, directors, and consultants only under the 2014 Equity Incentive Plan. Options granted under the 2014 Plan may be incentive stock options (“ISOs”) or nonqualified stock options (“NSOs”). ISOs may be granted only to Company employees and directors. NSOs may be granted to employees, directors, advisors, and consultants. The Board of Directors has the authority to determine to whom options will be granted, the number of options, the term, and the exercise price.

Options are to be granted at an exercise price not less than fair value for an ISO or 85% of fair value for an NSO. For individuals holding more than 10% of the voting rights of all classes of stock, the exercise price of an option will not be less than 110% of fair value. The vesting period is normally monthly over a period of 4 years from the vesting date. The contractual term of an option is no longer than five years for ISOs for which the grantee owns greater than 10% of the voting power of all classes of stock and no longer than ten years for all other options.

The Company recognized stock-based compensation expense related to options granted to employees for the fiscal years ended December 31, 2015 and 2014 of $942,369 and $345,435, respectively. The compensation expense is allocated on a departmental basis, based on the classification of the option holder. No income tax benefits have been recognized in the statements of operations for stock-based compensation arrangements as of December 31, 2015 and December 31, 2014.

Stock compensation expense was allocated between departments as follows;

	Year ended
	December 31, 2015	December 31, 2014
Research & Development	$148,948	$64,020
Sales & Marketing	62,533	8,335
General & Administrative	730,888	273,080

Total	$942,369	$345,435

The Company granted options to purchase 955,713 and 926,384 of the Company’s common stock in 2015 and 2014. The fair value of each award granted was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions for the year ended December 31, 2015:

Year Ended
	December 31, 2015	December 31, 2014
Expected life (years)	6.1	5.8 - 6.1
Risk-free interest rate	1.6% - 1.7%	1.6% - 1.8%
Volatility	56% - 66%	43% - 59%
Dividend rate	—%	—%

Expected volatility is based on volatilities of a group of public companies operating in the Company’s industry. The expected life of stock options represents the average of the contractual term of the options and the weighted-average vesting period, as permitted under the simplified method. The Company has elected to use the simplified method, as the Company does not have enough historical exercise experience to provide a reasonable basis upon which to estimate the expected term and the stock option grants are considered “plain vanilla” options. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant.

The following table summarizes stock option transactions for the years ended December 31, 2015 and 2014 as issued under the Plans:

	Shares Available for Grant	Number of Options Outstanding	Weighted- Average Exercise Price per Share	Weighted Average Remaining Contractual Term (in years)
Balance at December 31, 2013	124,824	239,606	$3.36
2014 Plan authorized	1,437,165	—	—
Closed 2010 Plan	(123,523)	—	—
Options granted	(926,384)	926,384	7.15
Options canceled/forfeited	93,979	(93,979)	6.75

Balance at December 31, 2014	606,061	1,072,011	6.34	8.67
Additional shares authorized	270,764	—	—
Options granted	(955,713)	955,713	3.08
Options exercised	—	(83,848)	3.50
Options canceled/forfeited	85,037	(85,037)	5.03

Balance at December 31, 2015	6,149	1,858,839	$4.82	8.75
Options vested at December 31, 2014	—	578,889	$5.58	7.46

Options vested and expected to vest at December 31, 2014	—	1,072,011	$6.34	8.67

Options vested at December 31, 2015	—	922,927	$5.06	7.47

Options vested and expected to vest at December 31, 2015	—	1,858,839	$4.82	8.75

The weighted-average grant date fair value of employee options granted was $1.66 and $1.03 per share for the year ended December 31, 2015 and December 31, 2014, respectively. At December 31, 2015 total unrecognized employee stock-based compensation was $1,917,245, which is expected to be recognized over the weighted-average remaining vesting period of 2.5 years. As of December 31, 2015, the outstanding stock options had an intrinsic value of $67,165.

The fair value of an equity award granted to a non-employee generally is determined in the same manner as an equity award granted to an employee. In most cases, the fair value of the equity securities granted is more reliably determinable than the fair value of the goods or services received. Stock-based compensation related to its grant of options to non-employees has not been material to date.

2014 Employee Stock Purchase Plan

Our board of directors and stockholders have adopted the 2014 Employee Stock Purchase Plan, or the ESPP. The ESPP has become effective, and our board of directors will implement commencement of offers thereunder in its discretion. A total of 139,839 shares of our Common Stock has been made available for sale under the ESPP. In addition, our ESPP provides for annual increases in the number of shares available for issuance under the plan on the first day of each year beginning in the year following the initial date that our board of directors authorizes commencement, equal to the least of:

•	1.0% of the outstanding shares of our Common Stock on the first day of such year; 279,680 shares; or

•	such amount as determined by our board of directors.

As of December 31, 2015 there were no purchases by employees under this plan.

Series D Warrants

The Company has issued 1,280,324 Series D Warrants, with an exercise price of $2.46 and a term of five years expiring on October 15, 2020. The Company’s Series D Warrants contain standard anti-dilution provisions for stock dividends, stock splits, subdivisions, combinations and similar types of recapitalization events. They also contain a cashless exercise feature that provides for their net share settlement at the option of the holder in the event that there is no effective registration statement covering the continuous offer and sale of the warrants and underlying shares. The Company is required to comply with certain requirement to cause or maintain the effectiveness of a registration statement for the offer and sale of these securities. The Series D Warrant agreement further provides for the payment of liquidated damages at an amount per month equal to 1% of the aggregate VWAP of the shares into which each Series D Warrant is convertible into in the event that the Company is unable to maintain the effectiveness of a registration statement as described herein. The Company evaluated the registration payment arrangement stipulated in the terms of this securities agreement and determined that it is probable that the Company will maintain an effective registration statement and has therefore not allocated any portion of the proceeds to the registration payment arrangement. The Series D Warrant agreement specifically provides that under no circumstances will the Company be required to settle any Series D Warrant exercise for cash, whether by net settlement or otherwise.

Accounting Treatment

The Company accounts for the Series D Warrants in accordance with the guidance in ASC 815 Derivatives and Hedging. As indicated above, the Company is not required under any circumstance to settle any Series D Warrant exercise for cash. The Company has therefore classified the value of the Series D Warrants as permanent equity.

Other Common Stock Warrants

As of December 31, 2015, the Company had 480,147 Common Stock warrants outstanding from the 2010/2012 convertible notes, with an exercise price of $4.87 and a term of 10 years expiring in November 2024. During the year ended December 31, 2015, 43,720 Common Stock warrants were cashless exercised resulting in the issuance of 13,407 shares of the Company’s Common Stock. The Company also has outstanding 9,259 Common Stock warrants issued in 2009, with an exercise price of $21.60 and a term of 10 years, expiring in January 2019 and 82,500 Common Stock warrants issued to the underwriter in our IPO, with an exercise price of $7.14 and a term of 10 years, expiring in November 2024.